Business Combination	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Business Combinations [Abstract]
BUSINESS COMBINATION

NOTE 6 — BUSINESS COMBINATION

On May 6, 2014 SWK Technologies, Inc. (“SWK”) , a wholly owned subsidiary of SilverSun Technologies, Inc, entered into an Asset Purchase Agreement with ESC, Inc. d/b/a ESC Software, an Arizona corporation, and Alan H. Hardy and Michael Dobberpuhl in their individual capacity as Shareholders. SWK acquired certain assets of ESC (as defined in the Purchase Agreement). In full consideration for the acquired assets, the Company issued in favor of Seller a promissory note in the aggregate principal amount of $350,000 (see Note 8). The purchase price has been initially allocated based on the Company’s estimate of fair value to intangible assets, which are expected to consist primarily of customers lists with an estimated life of five years. Upon completion of an independent valuation, the allocation of the purchase price may be modified accordingly, with the excess purchase consideration, if any, being allocated to goodwill.

Additionally, in connection with the Purchase Agreement, the Company entered into an Employment Agreement with Alan H. Hardy pursuant to which Mr. Hardy will serve as SWK’s Senior Vice President of business development. Mr. Hardy’s duties will vary, but will focus primarily on business development and software application sales. The term of the Employment Agreement is three years (the “Term”). SWK shall pay Mr. Hardy a base salary of $162,000 per annum. Additionally, Mr. Hardy shall receive 20,000 options to purchase the Company’s common stock (see Note 10) at a strike price of $4.50 per share (the “Options”). The Options shall vest at 20% year over year for five years.

The Company’s condensed consolidated financial statements for the three months and nine months September 30, 2014 include the results of ESC since date of acquisition. For the nine months ended September 30, 2014, the ESC operations had a net profit of $9,000 that was included in the Company’s Condensed Consolidated Statement of Operations, which consisted of approximately $429,000 in revenues and $420,000 in expenses.

The following unaudited pro forma information does not purport to present what the Company’s actual results would have been had the acquisition occurred on January 1, 2013, nor is the financial information indicative of the results of future operations. The following table represents the unaudited consolidated pro forma results of operations for the nine months ended September 30, 2014 and 2013 as if the acquisition occurred on January 1, 2013. Operating expenses have been increased for the amortization expense associated with the estimated fair value adjustment as of September 30, 2014 of expected definite lived intangible assets.

Pro Forma	Nine Months Ended September 30, 2014	Nine Months Ended September 30, 2013
Net sales	$17,000,967	$13,530,826
Operating expenses	6,238,390	5,035,264
Income before taxes	858,658	104,756
Net income	$493,370	$104,756
Basic and diluted income per common share	$0.13	$0.03

NOTE 4 — BUSINESS COMBINATION

In June 2012, the Company’s wholly-owned subsidiary, SWK Technologies, Inc., acquired certain assets of HighTower Inc. for total consideration of $441,964 in cash and noncash assumption of deferred revenue obligation of $299,634. Based on an independent valuation, the purchase price was allocated to the tangible and identifiable intangible assets acquired and liabilities according to their respective estimated fair values. The following summarizes the purchase price allocation:

Current assets	$38,736
Long-lived assets	26,794
Bargain purchase gain	(17,932)
Intangible assets	694,000
Deferred maintenance liability	(299,634)

Fair value of net assets acquired	$459,896

Cash paid for acquisition	441,964
Bargain purchase gain	17,932

Total purchase price	$459,896

Intangible assets acquired are primarily made up of a customer list acquired and proprietary technology. Acquisition costs were approximately $46,000, which are included in general and administrative expenses.

The Company’s consolidated financial statements for the year ended December 31, 2012 include the results of HighTower since date of acquisition. The following unaudited pro forma information assumes the acquisition occurred on January 1, but does not purport to present what the Company’s actual results would have been had the acquisition actually occurred on January 1, 2011, nor is the financial information indicative of the results of future operations. The unaudited pro forma financial information includes the depreciation and amortization expense related to the acquisition.

Pro - Forma (unaudited)	Year Ended December 31, 2012
Total revenue, net	$13,773,967
Cost of revenues	8,039,161
Operating expenses	7,008,124
Other expense (income)	56,635
Income (loss) before taxes	(1,235,170)
Net income (loss)	$(1,329,953)
Basic income (loss) per common share	$(0.34)
Diluted income (loss) per common share	$(0.34)

For the year ended December 31, 2012, the HighTower operations contributed approximately $461,647 in net income, which consisted of approximately $1,145,319 in revenues and $683,672 in expenses. These revenues were generated in combination with HighTower and SWK personnel, and likely would not have been achieved if HighTower was a standalone business.